Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.1%
U.S. Equity Funds - 2.1%
Alerian MLP ETF	153,403	$ 5,958,173
Energy Select Sector SPDR Fund	21,490	1,685,246
Health Care Select Sector SPDR Fund	11,265	1,491,486
Vanguard S&P 500 ETF	18,555	7,028,448
Vanguard Short-Term Treasury ETF	94,279	5,566,232

Total Exchange-Traded Funds (Cost $20,927,742)		21,729,585

INVESTMENT COMPANIES - 93.6%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	8,169

International Equity Funds - 16.0%
Transamerica Emerging Markets Opportunities (C)	2,351,470	18,459,042
Transamerica International Equity (C)	4,949,953	89,099,161
Transamerica International Focus (C)	2,180,156	16,852,606
Transamerica International Small Cap Value (C)	827,835	10,472,118
Transamerica International Stock (C)	2,913,566	28,115,908

		162,998,835

International Fixed Income Fund - 3.7%
Transamerica Inflation Opportunities (C)	3,670,188	37,913,038

U.S. Equity Funds - 29.0%
Transamerica Capital Growth (C)	576,078	3,744,507
Transamerica Large Cap Value (C)	8,646,550	112,145,756
Transamerica Mid Cap Growth (C)	1,421,826	10,621,039

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (C)	1,356,593	$ 14,203,532
Transamerica Mid Cap Value Opportunities (C)	985	11,530
Transamerica Small Cap Growth (C)	524,333	3,465,844
Transamerica Small Cap Value (C)	1,149,837	7,887,880
Transamerica Sustainable Equity Income (C)	5,110,729	36,286,176
Transamerica US Growth (C)	4,485,061	106,565,045

		294,931,309

U.S. Fixed Income Funds - 43.3%
Transamerica Bond (C)	6,896,189	58,479,684
Transamerica Core Bond (C)	6,463,624	58,366,524
Transamerica Floating Rate (C)	208,046	1,872,418
Transamerica High Yield Bond (C)	32,030	262,649
Transamerica Intermediate Bond (C)	7,413,928	68,059,862
Transamerica Short-Term Bond (C)	7,695,463	74,645,990
Transamerica Total Return (C)	19,497,466	178,401,812

		440,088,939

U.S. Mixed Allocation Fund - 1.6%
Transamerica Energy Infrastructure (C)	2,154,627	15,879,598

Total Investment Companies (Cost $922,705,360)		951,819,888

Total Investments (Cost $943,633,102)		973,549,473
Net Other Assets (Liabilities) - 4.3%		43,332,780

Net Assets - 100.0%		$ 1,016,882,253

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	63	09/16/2022	$ 12,633,165	$ 13,020,525	$ 387,360	$ —

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$21,729,585	$—	$—	$21,729,585
Investment Companies	951,811,719	—	—	951,811,719

Total	$973,541,304	$—	$—	$973,541,304

Investment Companies Measured at Net Asset Value (E)				8,169

Total Investments				$973,549,473

Other Financial Instruments
Futures Contracts (G)	$387,360	$—	$—	$387,360

Total Other Financial Instruments	$387,360	$—	$—	$387,360

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$95,422,958	$8,189,108	$(34,800,000)	$(3,427,373)	$(6,905,009)	$58,479,684	6,896,189	$1,727,861	$461,202
Transamerica Capital Growth	78,543,800	27,379,571	(49,000,000)	(9,512,451)	(43,666,413)	3,744,507	576,078	147,577	27,231,994
Transamerica Core Bond	89,630,490	1,636,270	(25,500,000)	(1,621,651)	(5,778,585)	58,366,524	6,463,624	1,243,767	392,503
Transamerica Emerging Markets Debt	45,793,570	1,196,855	(39,637,326)	(5,838,584)	(1,514,515)	—	—	1,196,854	—
Transamerica Emerging Markets Opportunities	40,522,043	2,793,469	(15,000,000)	1,229,673	(11,086,143)	18,459,042	2,351,470	2,088,014	705,455
Transamerica Energy Infrastructure	28,895,933	1,693,422	(15,999,999)	2,865,617	(1,575,375)	15,879,598	2,154,627	652,316	—
Transamerica Floating Rate	—	15,169,705	(12,645,000)	(562,812)	(89,475)	1,872,418	208,046	169,585	—
Transamerica Global Allocation Liquidating Trust	8,468	—	—	—	(299)	8,169	3,627	—	—
Transamerica High Yield Bond	14,423,533	8,524,585	(20,000,000)	(1,999,081)	(686,388)	262,649	32,030	524,560	—
Transamerica Inflation Opportunities	35,889,529	13,408,274	(8,000,000)	(289,227)	(3,095,538)	37,913,038	3,670,188	1,216,051	192,223
Transamerica Intermediate Bond	95,228,765	10,759,486	(29,000,000)	(1,496,098)	(7,432,291)	68,059,862	7,413,928	1,209,469	1,450,018
Transamerica International Equity	86,925,174	25,083,936	(8,000,000)	764,273	(15,674,222)	89,099,161	4,949,953	3,083,936	—
Transamerica International Focus	70,859,179	8,726,322	(46,675,000)	3,254,126	(19,312,021)	16,852,606	2,180,156	1,865,345	1,860,977
Transamerica International Small Cap Value	13,010,780	478,469	—	—	(3,017,131)	10,472,118	827,835	339,841	138,628
Transamerica International Stock	30,853,030	11,471,707	(10,000,000)	1,349,588	(5,558,417)	28,115,908	2,913,566	934,197	1,587,510
Transamerica Large Cap Value	115,462,693	32,575,259	(24,000,000)	(491,352)	(11,400,844)	112,145,756	8,646,550	2,908,592	—
Transamerica Mid Cap Growth	9,946,549	10,932,780	(4,800,000)	361,553	(5,819,843)	10,621,039	1,421,826	670,906	1,261,874
Transamerica Mid Cap Value	23,096,559	3,803,660	(8,500,000)	1,847,162	(6,043,849)	14,203,532	1,356,593	313,632	3,490,028
Transamerica Mid Cap Value Opportunities	1,567,496	353,956	(1,600,000)	406,718	(716,640)	11,530	985	139,012	214,944
Transamerica Short-Term Bond	42,343,216	45,081,834	(11,000,001)	(172,605)	(1,606,454)	74,645,990	7,695,463	581,834	—
Transamerica Small Cap Growth	14,943,259	848,465	(8,700,000)	1,030,561	(4,656,441)	3,465,844	524,333	152,568	695,897
Transamerica Small Cap Value	14,283,786	3,685,939	(6,000,000)	2,558,313	(6,640,158)	7,887,880	1,149,837	2,524,344	1,161,595
Transamerica Sustainable Equity Income	42,083,423	12,970,323	(7,000,000)	(395,089)	(11,372,481)	36,286,176	5,110,729	4,637,615	2,332,708
Transamerica Total Return	202,812,013	11,439,356	(14,000,000)	(784,572)	(21,064,985)	178,401,812	19,497,466	3,439,355	—
Transamerica US Growth	116,501,131	53,785,806	(24,700,000)	(465,291)	(38,556,601)	106,565,045	4,485,061	1,459,017	11,326,789

Total	$1,309,047,377	$311,988,557	$(424,557,326)	$(11,388,602)	$(233,270,118)	$951,819,888	90,530,160	$33,226,248	$54,504,345

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$8,169	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Portfolio (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4